Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Expenses by nature	Expenses by nature

	2024	2023	2022

Software business goodwill impairment loss (Note 11.4)	3,558,049	—	—
Personnel expenses (Note 20.3)	2,972,591	2,731,089	2,508,567
Transaction and client services costs (a)	1,483,115	1,279,366	1,069,082
Marketing expenses and sales commissions (b)	993,014	772,910	632,137
Depreciation and amortization (Note 10.4)	949,394	878,181	800,326
Third party services	289,330	261,281	332,081
Other	336,383	188,288	262,658
Total	10,581,876	6,111,115	5,604,851

(a)Transaction and client services costs include card transaction capturing services, card transaction and settlement processing services, logistics costs, payment scheme fees, cloud services and other costs.
(b)Refers to marketing and advertising expenses as well as commissions paid to sales related partnerships.